NATIONWIDE

VLI SEPARATE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Federated NVIT High Income Bond Fund - Class I (HIBF)
86,187 shares (cost $603,024)	$573,141
NVIT Nationwide Fund - Class I (TRF)
2,542 shares (cost $34,524)	37,168
NVIT Government Bond Fund - Class I (GBF)
49,781 shares (cost $550,919)	551,073
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
128,856 shares (cost $1,619,297)	1,666,110
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
67,983 shares (cost $722,781)	709,061
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
95,244 shares (cost $1,247,883)	1,272,463
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
77,901 shares (cost $1,056,864)	1,080,485
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
18,969 shares (cost $224,712)	225,729
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
127 shares (cost $1,040)	1,593
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,718 shares (cost $36,783)	36,036
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
0.46 shares (cost $7)	9
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,648 shares (cost $58,253)	57,852
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
77 shares (cost $851)	1,206
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,042 shares (cost $129,289)	118,233
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
908 shares (cost $17,885)	20,565
NVIT Money Market Fund - Class II (NVMM2)
18,761,870 shares (cost $18,761,870)	18,761,870
VP Income & Growth Fund - Class II (ACVIG2)
794 shares (cost $5,638)	8,035
VP Income & Growth Fund - Class III (ACVIG3)
20,754 shares (cost $148,543)	209,821
VP Ultra(R) Fund - Class II (ACVU2)
1,121 shares (cost $11,051)	17,834
VP Ultra(R) Fund - Class III (ACVU3)
6,133 shares (cost $56,548)	98,801
VP Value Fund - Class II (ACVV2)
2,884 shares (cost $19,100)	27,164
VP Value Fund - Class III (ACVV3)
58,855 shares (cost $394,307)	553,824
Contrafund(R)Portfolio - Service Class 2 (FC2)
1,202 shares (cost $32,830)	44,099
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
56,794 shares (cost $1,394,290)	2,080,376
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
1,185 shares (cost $26,524)	28,227
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
67,355 shares (cost $1,397,529)	1,593,619
VIP Growth Portfolio - Service Class 2 (FG2)
148 shares (cost $5,214)	9,305
VIP Growth Portfolio - Service Class 2 R (FG2R)
3,238 shares (cost $156,464)	202,436
Variable Fund - Long Short Equity Fund (RSRF)
14,562 shares (cost $197,539)	219,591

(Continued)

VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Trust - Banking Fund (RBKF)
10,470 shares (cost $147,685)	$124,703
Variable Trust - Basic Materials Fund (RBMF)
17,126 shares (cost $398,149)	362,394
Variable Trust - Biotechnology Fund (RBF)
6,601 shares (cost $463,424)	506,388
Variable Trust - Commodities Strategy Fund (RVCMD)
9,090 shares (cost $81,940)	65,086
Variable Trust - Consumer Products Fund (RCPF)
5,517 shares (cost $326,387)	332,057
Variable Trust - Dow 2x Strategy Fund (RVLDD)
4,460 shares (cost $559,706)	502,202
Variable Trust - Electronics Fund (RELF)
3,607 shares (cost $165,675)	173,151
Variable Trust - Energy Fund (RENF)
15,570 shares (cost $423,980)	351,884
Variable Trust - Energy Services Fund (RESF)
15,502 shares (cost $338,116)	220,280
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
12,415 shares (cost $227,204)	199,009
Variable Trust - Financial Services Fund (RFSF)
5,584 shares (cost $116,582)	125,356
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
8,681 shares (cost $377,169)	393,000
Variable Trust - Health Care Fund (RHCF)
11,517 shares (cost $633,939)	677,402
Variable Trust - Internet Fund (RINF)
11,216 shares (cost $235,663)	221,860
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2,654 shares (cost $99,902)	90,544
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
1,109 shares (cost $40,652)	40,083
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
97 shares (cost $3,269)	3,200
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
476 shares (cost $11,714)	11,864
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
714 shares (cost $22,019)	21,183
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
1,147 shares (cost $19,165)	19,145
Variable Trust - Japan 2x Strategy Fund (RLCJ)
14,891 shares (cost $222,160)	136,550
Variable Trust - Leisure Fund (RLF)
566 shares (cost $49,433)	49,720
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
13,385 shares (cost $493,013)	469,021
Variable Fund - Multi-Hedge Strategies (RVARS)
7,437 shares (cost $168,557)	177,071
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
33,906 shares (cost $1,676,191)	1,410,469
Variable Trust - NASDAQ-100(R) Fund (ROF)
31,681 shares (cost $1,067,825)	1,067,650
Variable Trust - Nova Fund (RNF)
2,029 shares (cost $279,685)	316,441
Variable Trust - Precious Metals Fund (RPMF)
13,636 shares (cost $508,989)	376,341
Variable Trust - Real Estate Fund (RREF)
9,421 shares (cost $334,169)	343,003
Variable Trust - Retailing Fund (RRF)
4,810 shares (cost $94,943)	93,416
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
8,379 shares (cost $419,141)	452,390

(Continued)

VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Trust - S&P 500 2x Strategy Fund (RTF)
1,643 shares (cost $385,832)	$373,443
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
26,053 shares (cost $1,312,955)	1,237,782
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
5,959 shares (cost $882,567)	848,810
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
32,345 shares (cost $1,304,899)	1,101,344
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
3,689 shares (cost $432,138)	396,767
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
12,809 shares (cost $563,625)	584,860
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
3,803 shares (cost $568,925)	499,927
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
614 shares (cost $25,745)	25,926
Variable Trust - Technology Fund (RTEC)
2,651 shares (cost $180,916)	188,980
Variable Trust - Telecommunications Fund (RTEL)
1,089 shares (cost $58,939)	57,818
Variable Trust - Transportation Fund (RTRF)
3,803 shares (cost $107,907)	115,716
Variable Trust - Utilities Fund (RUTL)
9,368 shares (cost $234,889)	237,488
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
856 shares (cost $17,744)	15,920

Total Investments	$45,223,370

Other Accounts Receivable	3,545
Accounts Receivable-VP Ultra(R) Fund - Class II (ACVU2)	6
Accounts Receivable-Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	109
Accounts Receivable-NVIT Multi-Manager Small Company Fund - Class II (SCF2)	10
Accounts Receivable-NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	9

Accounts Payable-VP Income & Growth Fund - Class II (ACVIG2)	(3)
Accounts Payable-VP Value Fund - Class II (ACVV2)	(11)
Accounts Payable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(10)
Accounts Payable-Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	(1,891)
Accounts Payable-Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	(1)

Accounts Payable-NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	(2)

$45,225,131

Contract Owners’ Equity:
Accumulation units	45,225,131

Total Contract Owners’ Equity (note 8)	$45,225,131

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		Total	HIBF	TRF	TRF2	GBF	GVIDA	GVIDC	GVIDM
Reinvested dividends	$	420,515	57,589	279	1	6,773	25,498	11,722	19,305

Net investment income (loss)		420,515	57,589	279	1	6,773	25,498	11,722	19,305

Realized gain (loss) on investments		1,957,874	(247,681)	322	156	6,954	9,512	44,441	6,829
Change in unrealized gain (loss) on investments		(2,305,945)	(29,883)	2,645	(151)	745	46,775	(13,720)	24,156

Net gain (loss) on investments		(348,071)	(277,564)	2,967	5	7,699	56,287	30,721	30,985

Reinvested capital gains		1,778,129	-	-	-	-	-	12,667	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,850,573	(219,975)	3,246	6	14,472	81,785	55,110	50,290

Investment Activity:		GVDMA	GVDMC	NVMMG1	SCGF	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$	15,997	3,656	-	-	147	3	153	-

Net investment income (loss)		15,997	3,656	-	-	147	3	153	-

Realized gain (loss) on investments		7,940	(2)	26	477	(5)	7	(69)	36
Change in unrealized gain (loss) on investments		19,201	1,017	(156)	(747)	(401)	(45)	(11,056)	(3,285)

Net gain (loss) on investments		27,141	1,015	(130)	(270)	(406)	(38)	(11,125)	(3,249)

Reinvested capital gains		-	4,246	191	3,975	4,650	111	16,944	3,332

Net increase (decrease) in contract owners’ equity resulting from operations	$	43,138	8,917	61	3,705	4,391	76	5,972	83

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ACVIG2	ACVIG3	ACVU2	ACVU3	ACVV2	ACVV3	FC2	FC2R
Reinvested dividends	$138	4,077	40	346	401	7,290	315	14,603

Net investment income (loss)	138	4,077	40	346	401	7,290	315	14,603

Realized gain (loss) on investments	84	9,712	434	2,203	696	29,166	368	24,374
Change in unrealized gain (loss) on investments	682	9,888	1,187	6,535	2,341	20,747	3,201	139,204

Net gain (loss) on investments	766	19,600	1,621	8,738	3,037	49,913	3,569	163,578

Reinvested capital gains	-	-	-	-	-	-	876	41,430

Net increase (decrease) in contract owners’ equity resulting from operations	$904	23,677	1,661	9,084	3,438	57,203	4,760	219,611

Investment Activity:	FEI2	FEI2R	FG2	FG2R	RSRF	RBKF	RBMF	RBF
Reinvested dividends	$740	42,773	-	240	-	2,019	8,014	-

Net investment income (loss)	740	42,773	-	240	-	2,019	8,014	-

Realized gain (loss) on investments	(4)	20,539	144	21,520	12,336	(6,764)	1,288	88,419
Change in unrealized gain (loss) on investments	1,245	40,056	800	(1,521)	(6,785)	(16,132)	(37,389)	30,107

Net gain (loss) on investments	1,241	60,595	944	19,999	5,551	(22,896)	(36,101)	118,526

Reinvested capital gains	401	22,324	-	-	-	24,259	15,196	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,382	125,692	944	20,239	5,551	3,382	(12,891)	118,526

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF
Reinvested dividends	$-	1,550	-	-	491	-	4,535	664

Net investment income (loss)	-	1,550	-	-	491	-	4,535	664

Realized gain (loss) on investments	(19,816)	26,553	13,510	18,589	(34,505)	(28,281)	(54)	6,366
Change in unrealized gain (loss) on investments	(13,562)	(8,290)	(90,656)	905	(96,644)	(124,915)	(47,458)	5,165

Net gain (loss) on investments	(33,378)	18,263	(77,146)	19,494	(131,149)	(153,196)	(47,512)	11,531

Reinvested capital gains	-	18,433	186,330	-	42,925	27,484	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,378)	38,246	109,184	19,494	(87,733)	(125,712)	(42,977)	12,195

Investment Activity:	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC
Reinvested dividends	$3,183	-	-	-	-	-	-	-

Net investment income (loss)	3,183	-	-	-	-	-	-	-

Realized gain (loss) on investments	145,125	99,515	2,580	(60,356)	(38,225)	(1,080)	(9,486)	(6,173)
Change in unrealized gain (loss) on investments	16,436	5,718	(26,153)	13,386	(5,634)	216	277	1,403

Net gain (loss) on investments	161,561	105,233	(23,573)	(46,970)	(43,859)	(864)	(9,209)	(4,770)

Reinvested capital gains	-	24,109	24,012	-	4,522	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$164,744	129,342	439	(46,970)	(39,337)	(864)	(9,209)	(4,770)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF
Reinvested dividends	$-	-	61	-	-	-	-	236

Net investment income (loss)	-	-	61	-	-	-	-	236

Realized gain (loss) on investments	(6,718)	(61,249)	(7,828)	80,162	2,077	163,317	223,936	67,980
Change in unrealized gain (loss) on investments	160	(98,015)	(1,492)	(53,723)	7,193	(431,223)	(72,322)	(18,925)

Net gain (loss) on investments	(6,558)	(159,264)	(9,320)	26,439	9,270	(267,906)	151,614	49,055

Reinvested capital gains	-	102,087	3,859	54,542	-	449,648	57,064	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,558)	(57,177)	(5,400)	80,981	9,270	181,742	208,678	49,291

Investment Activity:	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG
Reinvested dividends	$627	3,698	-	-	-	-	3,122	-

Net investment income (loss)	627	3,698	-	-	-	-	3,122	-

Realized gain (loss) on investments	(15,225)	45,370	(43,131)	(19,681)	132,668	220,658	40,046	83,034
Change in unrealized gain (loss) on investments	(58,235)	15,208	(2,122)	32,139	(69,185)	(251,846)	(55,210)	(322,422)

Net gain (loss) on investments	(73,460)	60,578	(45,253)	12,458	63,483	(31,188)	(15,164)	(239,388)

Reinvested capital gains	-	-	10,732	-	91,996	125,937	56,764	216,466

Net increase (decrease) in contract owners’ equity resulting from operations	$(72,833)	64,276	(34,521)	12,458	155,479	94,749	44,722	(22,922)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL
Reinvested dividends	$236	-	-	-	-	1,303	-	5,141

Net investment income (loss)	236	-	-	-	-	1,303	-	5,141

Realized gain (loss) on investments	8,745	18,280	62,497	10,801	30,068	3,206	19,249	40,182
Change in unrealized gain (loss) on investments	(45,132)	(8,871)	(126,372)	744	(14,701)	(3,194)	(1,198)	4,994

Net gain (loss) on investments	(36,387)	9,409	(63,875)	11,545	15,367	12	18,051	45,176

Reinvested capital gains	42,515	-	88,101	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,364	9,409	24,226	11,545	15,367	1,315	18,051	50,317

Investment Activity:	RVWDL	HIBF3	TRF3	GBF3	GVIDA6	GVIDC6	GVIDM6	GVDMA6
Reinvested dividends	$-	151,541	71	4,788	4,243	8,056	2,022	2,263

Net investment income (loss)	-	151,541	71	4,788	4,243	8,056	2,022	2,263

Realized gain (loss) on investments	(2,614)	(169,815)	4,392	(34,683)	432,021	11,597	176,371	225,690
Change in unrealized gain (loss) on investments	(2,496)	231,367	(4,107)	42,147	(427,447)	35,240	(168,526)	(220,347)

Net gain (loss) on investments	(5,110)	61,552	285	7,464	4,574	46,837	7,845	5,343

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,110)	213,093	356	12,252	8,817	54,893	9,867	7,606

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVDMC6	SCGF3	SCVF3	SCF3	SCGF2
Reinvested dividends	$385	-	123	57	-

Net investment income (loss)	385	-	123	57	-

Realized gain (loss) on investments	5,286	5,062	19,129	39,274	-
Change in unrealized gain (loss) on investments	(3,010)	(9,108)	(19,867)	(45,495)	(1)

Net gain (loss) on investments	2,276	(4,046)	(738)	(6,221)	(1)

Reinvested capital gains	-	-	-	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	$2,661	(4,046)	(615)	(6,164)	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		HIBF		TRF		TRF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$420,515	669,136	57,589	-	279	-	1	4
Realized gain (loss) on investments	1,957,874	2,013,352	(247,681)	-	322	-	156	22
Change in unrealized gain (loss) on investments	(2,305,945)	2,212,548	(29,883)	-	2,645	-	(151)	75
Reinvested capital gains	1,778,129	514,431	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,850,573	5,409,467	(219,975)	-	3,246	-	6	101

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,853,054	2,293,634	105,937	-	664	-	-	-
Transfers between funds	-	-	891,379	-	36,690	-	(337)	-
Surrenders (note 6)	(6,269,715)	(4,797,263)	(33,077)	-	(2,375)	-	-	-
Death Benefits (note 4)	(107,077)	(1,356,638)	(1,787)	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,119,529	650,043	(60,747)	-	(4)	-	-	-
Deductions for surrender charges (note 2d)	(87,819)	(163,648)	(1,282)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,137,525)	(2,366,948)	(98,335)	-	(948)	-	(35)	(100)
Asset charges (note 3)	(160,654)	(166,591)	(8,973)	-	(104)	-	(1)	(2)
Adjustments to maintain reserves	(27,886)	1,719	(1)	-	(1)	-	1	(1)

Net equity transactions	(4,818,093)	(5,905,692)	793,114	-	33,922	-	(372)	(103)

Net change in contract owners’ equity	(2,967,520)	(496,225)	573,139	-	37,168	-	(366)	(2)
Contract owners’ equity beginning of period	48,192,651	48,688,876	-	-	-	-	366	368

Contract owners’ equity end of period	$45,225,131	48,192,651	573,139	-	37,168	-	-	366

CHANGES IN UNITS:
Beginning units	3,296,171	4,150,503	-	-	-	-	19	25
Units purchased	1,720,479	866,460	80,639	-	3,707	-	-	-
Units redeemed	(1,736,765)	(1,720,792)	(22,941)	-	(325)	-	(19)	(6)

Ending units	3,279,885	3,296,171	57,698	-	3,382	-	-	19

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		GVIDA		GVIDC		GVIDM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,773	147	25,498	2	11,722	-	19,305	59
Realized gain (loss) on investments	6,954	-	9,512	1	44,441	-	6,829	-
Change in unrealized gain (loss) on investments	745	(548)	46,775	21	(13,720)	-	24,156	464
Reinvested capital gains	-	86	-	-	12,667	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,472	(315)	81,785	24	55,110	-	50,290	523

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,304	-	53,945	-	9,635	-	39,430	-
Transfers between funds	583,494	-	1,823,401	-	779,971	-	1,283,506	-
Surrenders (note 6)	(62,590)	-	(168,227)	-	(139,121)	-	(62,849)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	23,671	-	(35,515)	-	56,525	-	24,171	-
Deductions for surrender charges (note 2d)	(5,524)	-	(4,568)	-	(6,447)	-	(4,138)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,872)	(718)	(79,454)	(2)	(43,160)	-	(58,014)	-
Asset charges (note 3)	(1,918)	(40)	(5,365)	(1)	(3,452)	-	(3,604)	-
Adjustments to maintain reserves	2	13	(9)	4	4	-	(7)	1

Net equity transactions	529,567	(745)	1,584,208	1	653,955	-	1,218,495	1

Net change in contract owners’ equity	544,039	(1,060)	1,665,993	25	709,065	-	1,268,785	524
Contract owners’ equity beginning of period	7,040	8,100	118	93	-	-	3,671	3,147

Contract owners’ equity end of period	$551,079	7,040	1,666,111	118	709,065	-	1,272,456	3,671

CHANGES IN UNITS:
Beginning units	471	520	6	6	-	-	208	208
Units purchased	40,590	-	95,435	-	56,014	-	76,507	-
Units redeemed	(5,801)	(49)	(14,557)	-	(10,053)	-	(8,162)	-

Ending units	35,260	471	80,884	6	45,961	-	68,553	208

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA		GVDMC		NVMMG1		SCGF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$15,997	370	3,656	-	-	-	-	-
Realized gain (loss) on investments	7,940	172	(2)	-	26	25	477	-
Change in unrealized gain (loss) on investments	19,201	3,926	1,017	-	(156)	326	(747)	-
Reinvested capital gains	-	-	4,246	-	191	102	3,975	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,138	4,468	8,917	-	61	453	3,705	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	79,355	-	12,702	-	-	-	1,252	-
Transfers between funds	1,005,357	-	223,051	-	-	-	31,547	-
Surrenders (note 6)	(30,013)	-	(10,642)	-	-	-	-	-
Death Benefits (note 4)	-	(1,311)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	163	(265)	(127)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(2,296)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,561)	(426)	(7,599)	-	(45)	(46)	(369)	-
Asset charges (note 3)	(3,131)	(76)	(574)	-	(9)	(8)	(99)	-
Adjustments to maintain reserves	(1)	(2)	-	-	7	12	5	-

Net equity transactions	1,013,873	(2,080)	216,811	-	(47)	(42)	32,336	-

Net change in contract owners’ equity	1,057,011	2,388	225,728	-	14	411	36,041	-
Contract owners’ equity beginning of period	23,479	21,091	-	-	1,589	1,178	-	-

Contract owners’ equity end of period	$1,080,490	23,479	225,728	-	1,603	1,589	36,041	-

CHANGES IN UNITS:
Beginning units	1,239	1,362	-	-	66	68	-	-
Units purchased	58,007	-	14,232	-	-	-	3,279	-
Units redeemed	(4,922)	(123)	(1,128)	-	(2)	(2)	(44)	-

Ending units	54,324	1,239	13,104	-	64	66	3,235	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF2		SCVF		SCVF2		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	147	-	3	6	153	-
Realized gain (loss) on investments	-	-	(5)	-	7	4	(69)	-
Change in unrealized gain (loss) on investments	(1)	2	(401)	-	(45)	328	(11,056)	-
Reinvested capital gains	1	-	4,650	-	111	-	16,944	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2	4,391	-	76	338	5,972	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	1,617	-	-	-	2,930	-
Transfers between funds	-	-	52,496	-	-	-	120,023	-
Surrenders (note 6)	-	-	-	-	-	-	(7,945)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	1,465	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(129)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	-	(513)	-	(29)	(35)	(3,723)	-
Asset charges (note 3)	-	-	(139)	-	(4)	(4)	(359)	-
Adjustments to maintain reserves	-	(2)	(2)	-	7	(4)	(5)	-

Net equity transactions	-	(2)	53,459	-	(26)	(43)	112,257	-

Net change in contract owners’ equity	-	-	57,850	-	50	295	118,229	-
Contract owners’ equity beginning of period	-	-	-	-	1,158	863	-	-

Contract owners’ equity end of period	$-	-	57,850	-	1,208	1,158	118,229	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	45	47	-	-
Units purchased	-	-	5,398	-	-	-	12,309	-
Units redeemed	-	-	(63)	-	(1)	(2)	(1,071)	-

Ending units	-	-	5,335	-	44	45	11,238	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

			SCF2		NVMM2		ACVIG2		ACVIG3
			2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)		$	-	25	-	-	138	134	4,077	3,981
Realized gain (loss) on investments			36	(189)	-	-	84	61	9,712	3,191
Change in unrealized gain (loss) on investments			(3,285)	6,828	-	-	682	1,868	9,888	45,068
Reinvested capital gains			3,332	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations			83	6,664	-	-	904	2,063	23,677	52,240

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)			-	-	449,769	643,212	-	-	11,538	17,649
Transfers between funds			-	-	9,971,479	(6,508,802)	-	-	(9,371)	20,382
Surrenders (note 6)			-	-	(4,679,420)	(2,675,744)	-	-	(13,872)	(1,962)
Death Benefits (note 4)			-	-	(23,354)	(1,000,289)	-	-	-	-
Net policy repayments (loans) (note 5)			(1,086)	(2,915)	2,298,770	664,043	(137)	(271)	(262)	(2,224)
Deductions for surrender charges (note 2d)			-	-	(30,642)	(49,775)	-	-	-	(46)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)			(267)	(300)	(677,422)	(743,661)	(212)	(213)	(7,598)	(8,149)
Asset charges (note 3)			(77)	(73)	(41,739)	(48,901)	(21)	(21)	(855)	(778)
Adjustments to maintain reserves			(9)	(4)	(6)	8	10	(2)	-	3

Net equity transactions			(1,439)	(3,292)	7,267,435	(9,719,909)	(360)	(507)	(20,420)	24,875

Net change in contract owners’ equity			(1,356)	3,372	7,267,435	(9,719,909)	544	1,556	3,257	77,115
Contract owners’ equity beginning of period			21,911	18,539	11,494,433	21,214,342	7,494	5,938	206,566	129,451

Contract owners’ equity end of period	$		20,555	21,911	18,761,868	11,494,433	8,038	7,494	209,823	206,566

CHANGES IN UNITS:
Beginning units			835	993	1,149,441	2,121,430	354	380	11,563	9,842
Units purchased			-	-	1,093,076	133,143	-	-	656	2,594
Units redeemed			(56)	(158)	(366,334)	(1,105,132)	(16)	(26)	(1,779)	(873)

Ending units			779	835	1,876,183	1,149,441	338	354	10,440	11,563

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVU2		ACVU3		ACVV2		ACVV3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$40	58	346	427	401	383	7,290	7,284
Realized gain (loss) on investments	434	341	2,203	1,947	696	(362)	29,166	27,050
Change in unrealized gain (loss) on investments	1,187	4,464	6,535	22,797	2,341	7,080	20,747	83,440
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,661	4,863	9,084	25,171	3,438	7,101	57,203	117,774

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	4,057	4,093	-	-	22,280	24,676
Transfers between funds	-	-	-	8,759	(2,762)	-	48,159	23,760
Surrenders (note 6)	-	-	(47)	(2,913)	-	-	(6,221)	(43,682)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(935)	(2,277)	(1,086)	(354)	(1,004)	(2,654)	(907)	1,789
Deductions for surrender charges (note 2d)	-	-	-	(158)	-	-	(223)	(1,456)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(224)	(238)	(4,526)	(4,556)	(554)	(610)	(22,720)	(25,299)
Asset charges (note 3)	(65)	(58)	(441)	(385)	(116)	(110)	(2,119)	(2,041)
Adjustments to maintain reserves	3	(2)	10	(14)	19	(6)	(1)	(4)

Net equity transactions	(1,221)	(2,575)	(2,033)	4,472	(4,417)	(3,380)	38,248	(22,257)

Net change in contract owners’ equity	440	2,288	7,051	29,643	(979)	3,721	95,451	95,517
Contract owners’ equity beginning of period	17,388	15,100	91,754	62,111	28,154	24,433	458,365	362,848

Contract owners’ equity end of period	$17,828	17,388	98,805	91,754	27,175	28,154	553,816	458,365

CHANGES IN UNITS:
Beginning units	873	1,038	4,924	4,567	1,255	1,432	24,837	25,899
Units purchased	-	-	249	911	-	-	3,385	3,173
Units redeemed	(58)	(165)	(353)	(554)	(182)	(177)	(1,684)	(4,235)

Ending units	815	873	4,820	4,924	1,073	1,255	26,538	24,837

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FC2		FC2R		FEI2		FEI2R
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$315	318	14,603	14,717	740	622	42,773	33,544
Realized gain (loss) on investments	368	(436)	24,374	39,941	(4)	(345)	20,539	20,902
Change in unrealized gain (loss) on investments	3,201	10,503	139,204	418,739	1,245	4,517	40,056	119,173
Reinvested capital gains	876	11	41,430	507	401	1,835	22,324	93,910

Net increase (decrease) in contract owners’ equity resulting from operations	4,760	10,396	219,611	473,904	2,382	6,629	125,692	267,529

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	42,711	45,441	-	-	35,728	48,021
Transfers between funds	(10)	-	(13,912)	(156,570)	(1,675)	-	(30,054)	624,250
Surrenders (note 6)	-	-	(18,911)	(29,638)	-	-	(6,300)	(33,262)
Death Benefits (note 4)	-	-	(5,012)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,755)	(4,411)	(4,673)	(5,869)	(900)	(2,467)	(5,395)	2,984
Deductions for surrender charges (note 2d)	-	-	(551)	(1,225)	-	-	(3)	(1,046)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(726)	(762)	(48,039)	(48,437)	(521)	(613)	(32,860)	(30,233)
Asset charges (note 3)	(148)	(136)	(6,322)	(5,739)	(96)	(92)	(4,526)	(3,725)
Adjustments to maintain reserves	2	1	4	(7)	9	(2)	7	15

Net equity transactions	(2,637)	(5,308)	(54,705)	(202,044)	(3,183)	(3,174)	(43,403)	607,004

Net change in contract owners’ equity	2,123	5,088	164,906	271,860	(801)	3,455	82,289	874,533
Contract owners’ equity beginning of period	41,975	36,887	1,915,466	1,643,606	29,027	25,572	1,511,321	636,788

Contract owners’ equity end of period	$44,098	41,975	2,080,372	1,915,466	28,226	29,027	1,593,610	1,511,321

CHANGES IN UNITS:
Beginning units	1,625	1,870	91,302	102,552	1,419	1,598	88,059	47,415
Units purchased	-	-	2,238	4,843	-	-	2,040	44,792
Units redeemed	(96)	(245)	(4,735)	(16,093)	(147)	(179)	(4,478)	(4,148)

Ending units	1,529	1,625	88,805	91,302	1,272	1,419	85,621	88,059

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FG2		FG2R		RSRF		RBKF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	4	240	336	-	7	2,019	2,110
Realized gain (loss) on investments	144	92	21,520	2,881	12,336	(8,163)	(6,764)	28,129
Change in unrealized gain (loss) on investments	800	2,253	(1,521)	43,893	(6,785)	46,415	(16,132)	(10,260)
Reinvested capital gains	-	5	-	124	-	-	24,259	27,397

Net increase (decrease) in contract owners’ equity resulting from operations	944	2,354	20,239	47,234	5,551	38,259	3,382	47,376

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	6,529	7,620	30,215	34,510	970	17,077
Transfers between funds	-	-	3,020	37,033	(19,792)	(92,684)	(39,282)	(81,009)
Surrenders (note 6)	-	-	(12,493)	(5,387)	(10,107)	(8,829)	(15,535)	(3,312)
Death Benefits (note 4)	-	-	(3,359)	-	(917)	(16,716)	(3,303)	(12,681)
Net policy repayments (loans) (note 5)	-	-	(340)	(802)	(4,723)	9,916	(602)	12,272
Deductions for surrender charges (note 2d)	-	-	(139)	(145)	(127)	(1,358)	(215)	(135)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(311)	(310)	(9,573)	(9,601)	(13,769)	(15,658)	(6,323)	(10,267)
Asset charges (note 3)	(39)	(33)	(885)	(796)	(955)	(944)	(547)	(737)
Adjustments to maintain reserves	2	(6)	(2)	6	7	(6)	(4)	(20)

Net equity transactions	(348)	(349)	(17,242)	27,928	(20,168)	(91,769)	(64,841)	(78,812)

Net change in contract owners’ equity	596	2,005	2,997	75,162	(14,617)	(53,510)	(61,459)	(31,436)
Contract owners’ equity beginning of period	8,711	6,706	199,442	124,280	234,208	287,718	186,160	217,596

Contract owners’ equity end of period	$9,307	8,711	202,439	199,442	219,591	234,208	124,701	186,160

CHANGES IN UNITS:
Beginning units	426	446	10,116	8,571	13,379	19,305	22,760	34,367
Units purchased	-	-	416	2,543	2,097	3,242	121	2,433
Units redeemed	(16)	(20)	(1,285)	(998)	(3,273)	(9,168)	(8,139)	(14,040)

Ending units	410	426	9,247	10,116	12,203	13,379	14,742	22,760

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RBMF		RBF		RVCMD		RCPF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,014	1,778	-	-	-	-	1,550	3,895
Realized gain (loss) on investments	1,288	(134,116)	88,419	126,798	(19,816)	(11,932)	26,553	197
Change in unrealized gain (loss) on investments	(37,389)	(4,222)	30,107	12,249	(13,562)	3,948	(8,290)	11,731
Reinvested capital gains	15,196	12,676	-	-	-	-	18,433	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,891)	(123,884)	118,526	139,047	(33,378)	(7,984)	38,246	15,823

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,409	16,651	16,495	13,319	4,885	5,254	11,680	11,892
Transfers between funds	143,832	118,151	92,803	25,099	118,023	(105,487)	46,045	12,508
Surrenders (note 6)	(17,321)	(7,190)	(24,374)	(265,988)	(1,178)	(8,118)	(19,351)	(92,907)
Death Benefits (note 4)	(5,257)	-	(3,639)	(1,986)	(452)	-	-	-
Net policy repayments (loans) (note 5)	5,334	(733)	159	(1,359)	(89,184)	(14,999)	(38)	513
Deductions for surrender charges (note 2d)	(1,308)	(316)	(873)	(17,724)	(16)	(300)	(285)	(6,480)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,940)	(16,291)	(26,252)	(25,551)	(6,890)	(6,716)	(14,499)	(24,563)
Asset charges (note 3)	(951)	(1,234)	(1,590)	(1,328)	(394)	(514)	(949)	(1,457)
Adjustments to maintain reserves	3	4	(17)	47	2	(1)	1	(28)

Net equity transactions	126,801	109,042	52,712	(275,471)	24,796	(130,881)	22,604	(100,522)

Net change in contract owners’ equity	113,910	(14,842)	171,238	(136,424)	(8,582)	(138,865)	60,850	(84,699)
Contract owners’ equity beginning of period	248,478	263,320	335,148	471,572	73,668	212,533	271,220	355,919

Contract owners’ equity end of period	$362,388	248,478	506,386	335,148	65,086	73,668	332,070	271,220

CHANGES IN UNITS:
Beginning units	10,264	11,013	10,731	23,283	13,426	37,490	9,966	16,773
Units purchased	6,313	410	3,094	615	22,273	1,113	2,160	-
Units redeemed	(1,331)	(1,159)	(1,606)	(13,167)	(17,724)	(25,177)	(1,292)	(6,807)

Ending units	15,246	10,264	12,219	10,731	17,975	13,426	10,834	9,966

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVLDD		RELF		RENF		RESF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	-	186	491	911	-	-
Realized gain (loss) on investments	13,510	94,867	18,589	37,406	(34,505)	(17,809)	(28,281)	10,238
Change in unrealized gain (loss) on investments	(90,656)	37,544	905	(2,945)	(96,644)	74,977	(124,915)	66,535
Reinvested capital gains	186,330	-	-	-	42,925	6,478	27,484	12,309

Net increase (decrease) in contract owners’ equity resulting from operations	109,184	132,411	19,494	34,647	(87,733)	64,557	(125,712)	89,082

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,095	11,526	2,961	1,848	22,178	19,560	17,727	19,032
Transfers between funds	171,143	(125,007)	85,197	28,279	43,044	(69,284)	(195,550)	(9,221)
Surrenders (note 6)	(10,276)	(6,332)	(12,585)	(136,431)	(5,005)	(103,302)	(9,285)	(16,364)
Death Benefits (note 4)	(809)	-	(1,986)	-	(3,609)	-	(607)	-
Net policy repayments (loans) (note 5)	(10,646)	(9,064)	534	181	2,038	(1,306)	(1,599)	(1,159)
Deductions for surrender charges (note 2d)	(16)	(361)	(1,076)	(9,231)	(257)	(1,353)	(324)	(1,245)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,528)	(27,472)	(6,778)	(7,170)	(23,484)	(24,521)	(21,955)	(24,655)
Asset charges (note 3)	(1,628)	(1,364)	(529)	(393)	(1,837)	(2,088)	(1,648)	(1,694)
Adjustments to maintain reserves	7	26	(2)	2	(2)	17	(11)	12

Net equity transactions	133,342	(158,048)	65,736	(122,915)	33,066	(182,277)	(213,252)	(35,294)

Net change in contract owners’ equity	242,526	(25,637)	85,230	(88,268)	(54,667)	(117,720)	(338,964)	53,788
Contract owners’ equity beginning of period	259,687	285,324	87,924	176,192	406,547	524,267	559,237	505,449

Contract owners’ equity end of period	$502,213	259,687	173,154	87,924	351,880	406,547	220,273	559,237

CHANGES IN UNITS:
Beginning units	12,966	23,178	9,463	25,610	12,420	19,775	18,182	20,359
Units purchased	10,913	749	7,868	4,421	1,790	690	637	682
Units redeemed	(2,411)	(10,961)	(2,270)	(20,568)	(1,000)	(8,045)	(8,684)	(2,859)

Ending units	21,468	12,966	15,061	9,463	13,210	12,420	10,135	18,182

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RLCE		RFSF		RUGB		RHCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,535	499	664	470	3,183	4,386	-	679
Realized gain (loss) on investments	(54)	72,237	6,366	53,194	145,125	(212,606)	99,515	134,128
Change in unrealized gain (loss) on investments	(47,458)	(2,272)	5,165	883	16,436	(1,810)	5,718	40,456
Reinvested capital gains	-	-	-	-	-	12,990	24,109	-

Net increase (decrease) in contract owners’ equity resulting from operations	(42,977)	70,464	12,195	54,547	164,744	(197,040)	129,342	175,263

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,274	34,118	2,365	6,161	26,827	72,159	16,239	22,498
Transfers between funds	(141,276)	31,528	37,603	(141,802)	187,977	(225,524)	(1,239,299)	1,489,827
Surrenders (note 6)	(20,256)	(8,888)	(2,926)	(2,214)	(11,540)	(18,734)	(36,402)	(151,290)
Death Benefits (note 4)	(1,063)	-	(1,576)	(1,984)	(3,248)	-	(1,292)	(91,949)
Net policy repayments (loans) (note 5)	2,121	(11,478)	377	(755)	(1,200)	(6,852)	1,208	12,186
Deductions for surrender charges (note 2d)	(1,269)	(1,006)	(249)	(262)	(5,289)	(1,007)	(739)	(9,883)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,016)	(20,535)	(5,754)	(9,634)	(21,076)	(23,782)	(29,909)	(23,756)
Asset charges (note 3)	(1,232)	(1,351)	(496)	(906)	(1,618)	(1,489)	(2,147)	(1,536)
Adjustments to maintain reserves	12	5	7	1,724	(144)	111	(2)	41

Net equity transactions	(148,705)	22,393	29,351	(149,672)	170,689	(205,118)	(1,292,343)	1,246,138

Net change in contract owners’ equity	(191,682)	92,857	41,546	(95,125)	335,433	(402,158)	(1,163,001)	1,421,401
Contract owners’ equity beginning of period	390,697	297,840	83,815	178,940	57,458	459,616	1,840,405	419,004

Contract owners’ equity end of period	$199,015	390,697	125,361	83,815	392,891	57,458	677,404	1,840,405

CHANGES IN UNITS:
Beginning units	24,168	22,826	6,991	19,038	3,430	22,429	75,521	24,383
Units purchased	2,513	5,392	3,147	606	16,213	4,067	751	64,234
Units redeemed	(12,613)	(4,050)	(850)	(12,653)	(2,226)	(23,066)	(53,966)	(13,096)

Ending units	14,068	24,168	9,288	6,991	17,417	3,430	22,306	75,521

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RINF		RVIDD		RJNF		RVIMC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	2,580	14,779	(60,356)	(108,561)	(38,225)	11,699	(1,080)	(2,759)
Change in unrealized gain (loss) on investments	(26,153)	41,393	13,386	(18,410)	(5,634)	6,110	216	(306)
Reinvested capital gains	24,012	2,717	-	-	4,522	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	439	58,889	(46,970)	(126,971)	(39,337)	17,809	(864)	(3,065)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,149	2,493	34,077	129	18,014	22,585	3	-
Transfers between funds	51,751	36,270	12,098	(92,314)	(173,638)	79,097	399	778
Surrenders (note 6)	(8,635)	(139,147)	(4,595)	(26,942)	(11,352)	(3,624)	(4,161)	(19)
Death Benefits (note 4)	(1,942)	-	(45)	-	-	(21,974)	(25)	-
Net policy repayments (loans) (note 5)	(787)	(1,106)	3,717	(3,293)	2,725	21,075	2,725	5
Deductions for surrender charges (note 2d)	(1,572)	(9,436)	-	(1,240)	(110)	(1,394)	(92)	(16)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,006)	(8,215)	(13,689)	(17,869)	(2,948)	(4,705)	(527)	(729)
Asset charges (note 3)	(815)	(526)	(581)	(924)	(389)	(540)	(27)	(39)
Adjustments to maintain reserves	17	(12)	(27,748)	(36)	-	61	-	1

Net equity transactions	31,160	(119,679)	3,234	(142,489)	(167,698)	90,581	(1,705)	(19)

Net change in contract owners’ equity	31,599	(60,790)	(43,736)	(269,460)	(207,035)	108,390	(2,569)	(3,084)
Contract owners’ equity beginning of period	190,266	251,056	136,171	405,631	247,117	138,727	5,770	8,854

Contract owners’ equity end of period	$221,865	190,266	92,435	136,171	40,082	247,117	3,201	5,770

CHANGES IN UNITS:
Beginning units	6,820	13,609	107,938	180,422	56,016	36,245	2,125	2,362
Units purchased	1,825	1,089	223	186	6,098	24,746	72	48
Units redeemed	(845)	(7,878)	(14,506)	(72,670)	(50,014)	(4,975)	(864)	(285)

Ending units	7,800	6,820	93,655	107,938	12,100	56,016	1,333	2,125

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RAF		RVISC		RUF		RLCJ
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(9,486)	(18,546)	(6,173)	(28,944)	(6,718)	(29,654)	(61,249)	84,849
Change in unrealized gain (loss) on investments	277	316	1,403	(1,801)	160	3,633	(98,015)	(6,814)
Reinvested capital gains	-	-	-	-	-	-	102,087	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,209)	(18,230)	(4,770)	(30,745)	(6,558)	(26,021)	(57,177)	78,035

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,903	2,237	752	412	1,197	878	16,378	27,823
Transfers between funds	15,317	(14,714)	5,347	79,325	3,484	(84,335)	(47,571)	(8,052)
Surrenders (note 6)	(653)	(142)	(18,814)	(12,171)	(638)	(564)	(2,840)	(11,792)
Death Benefits (note 4)	-	-	-	-	-	-	(46)	-
Net policy repayments (loans) (note 5)	(133)	(218)	444	(1,111)	4,547	(17,354)	692	5,698
Deductions for surrender charges (note 2d)	(94)	(20)	(457)	(1,649)	(115)	(63)	(77)	(921)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,593)	(3,587)	(3,310)	(8,165)	(1,494)	(5,233)	(9,505)	(15,070)
Asset charges (note 3)	(126)	(200)	(272)	(481)	(93)	(253)	(709)	(882)
Adjustments to maintain reserves	(1)	-	(2)	(62)	-	(46)	3	(4)

Net equity transactions	14,620	(16,644)	(16,312)	56,098	6,888	(106,970)	(43,675)	(3,200)

Net change in contract owners’ equity	5,411	(34,874)	(21,082)	25,353	330	(132,991)	(100,852)	74,835
Contract owners’ equity beginning of period	6,453	41,327	42,264	16,911	18,816	151,807	237,405	162,570

Contract owners’ equity end of period	$11,864	6,453	21,182	42,264	19,146	18,816	136,553	237,405

CHANGES IN UNITS:
Beginning units	2,502	11,368	17,318	4,792	5,326	31,576	13,833	14,777
Units purchased	5,034	581	1,762	20,396	1,936	204	1,109	2,097
Units redeemed	(1,883)	(9,447)	(9,558)	(7,870)	(927)	(26,454)	(5,536)	(3,041)

Ending units	5,653	2,502	9,522	17,318	6,335	5,326	9,406	13,833

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RLF		RMED		RVARS		RVF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$61	492	-	-	-	-	-	-
Realized gain (loss) on investments	(7,828)	48,298	80,162	134,218	2,077	3,425	163,317	207,371
Change in unrealized gain (loss) on investments	(1,492)	(3,970)	(53,723)	9,215	7,193	(1,353)	(431,223)	151,172
Reinvested capital gains	3,859	-	54,542	-	-	-	449,648	107,064

Net increase (decrease) in contract owners’ equity resulting from operations	(5,400)	44,820	80,981	143,433	9,270	2,072	181,742	465,607

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,508	2,488	13,409	22,193	35,347	37,869	67,095	112,641
Transfers between funds	(12,273)	(194,403)	17,734	(104,387)	40,642	(91,380)	(28,281)	281,427
Surrenders (note 6)	(223)	(656)	(3,038)	(6,272)	(9,929)	(2,436)	(29,560)	(18,013)
Death Benefits (note 4)	-	-	(897)	-	(2,296)	-	(5,555)	-
Net policy repayments (loans) (note 5)	-	(65)	(2,748)	(4,840)	699	50	(7,117)	(3,065)
Deductions for surrender charges (note 2d)	(220)	(246)	(977)	(202)	(135)	(1,064)	(579)	(1,120)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,939)	(7,961)	(24,285)	(31,099)	(7,932)	(8,133)	(41,507)	(36,594)
Asset charges (note 3)	(510)	(448)	(1,737)	(1,703)	(722)	(532)	(4,281)	(3,227)
Adjustments to maintain reserves	-	(18)	11	(11)	1	1	(2)	5

Net equity transactions	(18,657)	(201,309)	(2,528)	(126,321)	55,675	(65,625)	(49,787)	332,054

Net change in contract owners’ equity	(24,057)	(156,489)	78,453	17,112	64,945	(63,553)	131,955	797,661
Contract owners’ equity beginning of period	73,766	230,255	390,568	373,456	112,129	175,682	1,278,510	480,849

Contract owners’ equity end of period	$49,709	73,766	469,021	390,568	177,074	112,129	1,410,465	1,278,510

CHANGES IN UNITS:
Beginning units	2,911	12,940	13,127	18,857	11,696	18,628	38,819	26,311
Units purchased	59	118	2,129	2,554	8,098	3,997	1,909	15,259
Units redeemed	(1,145)	(10,147)	(1,173)	(8,284)	(2,146)	(10,929)	(9,371)	(2,751)

Ending units	1,825	2,911	14,083	13,127	17,648	11,696	31,357	38,819

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ROF		RNF		RPMF		RREF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	236	206	627	6,812	3,698	8,192
Realized gain (loss) on investments	223,936	188,462	67,980	24,072	(15,225)	(465,932)	45,370	(175,334)
Change in unrealized gain (loss) on investments	(72,322)	77,975	(18,925)	50,179	(58,235)	(11,257)	15,208	(8,590)
Reinvested capital gains	57,064	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	208,678	266,437	49,291	74,457	(72,833)	(470,377)	64,276	(175,732)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,082	25,450	9,560	7,292	36,171	39,731	35,867	41,142
Transfers between funds	93,405	(331,088)	56,468	6,685	3,818	(148,677)	20,087	(25,186)
Surrenders (note 6)	(22,921)	(19,238)	(1,763)	(1,625)	(57,791)	(29,667)	(42,873)	(15,949)
Death Benefits (note 4)	(2,095)	-	-	-	(2,424)	(27,733)	(1,252)	(12,681)
Net policy repayments (loans) (note 5)	9,471	(3,910)	(4,126)	(674)	5,735	7,634	(30)	11,466
Deductions for surrender charges (note 2d)	(1,037)	(2,076)	-	-	(1,515)	(2,579)	(1,454)	(782)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,654)	(40,821)	(14,022)	(13,373)	(30,607)	(38,788)	(15,152)	(23,611)
Asset charges (note 3)	(3,591)	(3,427)	(1,129)	(828)	(2,330)	(2,969)	(1,363)	(1,904)
Adjustments to maintain reserves	15	18	17	(9)	4	1	(18)	(4,164)

Net equity transactions	53,675	(375,092)	45,005	(2,532)	(48,939)	(203,047)	(6,188)	(31,669)

Net change in contract owners’ equity	262,353	(108,655)	94,296	71,925	(121,772)	(673,424)	58,088	(207,401)
Contract owners’ equity beginning of period	805,308	913,963	222,155	150,230	498,116	1,171,540	284,903	492,304

Contract owners’ equity end of period	$1,067,661	805,308	316,451	222,155	376,344	498,116	342,991	284,903

CHANGES IN UNITS:
Beginning units	32,566	49,755	10,234	10,311	53,785	68,181	15,250	27,391
Units purchased	6,597	1,342	3,040	915	4,796	4,360	2,991	2,210
Units redeemed	(2,401)	(18,531)	(981)	(992)	(9,417)	(18,756)	(3,069)	(14,351)

Ending units	36,762	32,566	12,293	10,234	49,164	53,785	15,172	15,250

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RRF		RMEK		RTF		RVLCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	17	-	-	-	-	-	-
Realized gain (loss) on investments	(43,131)	119,195	(19,681)	187,344	132,668	255,150	220,658	112,590
Change in unrealized gain (loss) on investments	(2,122)	(592)	32,139	(23,183)	(69,185)	42,792	(251,846)	167,858
Reinvested capital gains	10,732	12,236	-	-	91,996	-	125,937	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,521)	130,856	12,458	164,161	155,479	297,942	94,749	280,448

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,817	8,251	20,106	35,147	12,224	23,658	18,847	12,602
Transfers between funds	6,263	(77,466)	(170,563)	14,409	(45,977)	(376,617)	(241,208)	856,744
Surrenders (note 6)	(58)	(2,869)	(11,816)	(16,069)	(257,834)	(90,373)	(20,307)	(287,915)
Death Benefits (note 4)	-	-	(1,270)	-	(2,647)	-	-	-
Net policy repayments (loans) (note 5)	(867)	(43)	1,040	(13,932)	(15,391)	16,633	(15,431)	2,883
Deductions for surrender charges (note 2d)	-	(259)	(458)	(1,812)	(815)	(655)	(230)	(13,335)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,812)	(10,998)	(32,317)	(42,638)	(37,002)	(37,834)	(39,120)	(39,838)
Asset charges (note 3)	(629)	(787)	(2,180)	(2,713)	(2,226)	(2,080)	(3,833)	(3,257)
Adjustments to maintain reserves	(15)	3,704	(2)	(57)	(7)	102	14	300

Net equity transactions	6,699	(80,467)	(197,460)	(27,665)	(349,675)	(467,166)	(301,268)	528,184

Net change in contract owners’ equity	(27,822)	50,389	(185,002)	136,496	(194,196)	(169,224)	(206,519)	808,632
Contract owners’ equity beginning of period	121,226	70,837	637,389	500,893	567,640	736,864	1,444,313	635,681

Contract owners’ equity end of period	$93,404	121,226	452,387	637,389	373,444	567,640	1,237,794	1,444,313

CHANGES IN UNITS:
Beginning units	5,332	4,231	25,060	31,226	25,871	56,659	70,152	43,633
Units purchased	359	1,101	882	-	1,617	1,489	983	46,819
Units redeemed	(1,910)	-	(8,887)	(6,166)	(13,834)	(32,277)	(17,656)	(20,300)

Ending units	3,781	5,332	17,055	25,060	13,654	25,871	53,479	70,152

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVLCV		RVMCG		RVMCV		RVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,122	-	-	-	236	361	-	-
Realized gain (loss) on investments	40,046	228,454	83,034	28,200	8,745	146,882	18,280	240,705
Change in unrealized gain (loss) on investments	(55,210)	(13,443)	(322,422)	177,465	(45,132)	(5,552)	(8,871)	23,301
Reinvested capital gains	56,764	-	216,466	97,467	42,515	-	-	53,990

Net increase (decrease) in contract owners’ equity resulting from operations	44,722	215,011	(22,922)	303,132	6,364	141,691	9,409	317,996

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,355	29,900	43,777	42,173	31,122	46,195	19,512	23,233
Transfers between funds	312,148	2,028	(146,240)	283,385	(13,115)	(151,144)	(414,354)	295,291
Surrenders (note 6)	(1,708)	(65,383)	(67,001)	(44,959)	(68,259)	(12,857)	(26,579)	(14,219)
Death Benefits (note 4)	-	(25,363)	-	-	-	(25,363)	-	-
Net policy repayments (loans) (note 5)	(346)	24,934	770	4,479	841	22,409	(9,259)	(8,960)
Deductions for surrender charges (note 2d)	-	(111)	(817)	(1,675)	(3,177)	(15)	-	(15)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,942)	(33,247)	(40,571)	(55,246)	(18,055)	(17,489)	(25,380)	(46,891)
Asset charges (note 3)	(3,314)	(2,539)	(3,709)	(4,111)	(1,636)	(1,595)	(2,063)	(3,395)
Adjustments to maintain reserves	(1)	-	(12)	11	(5)	5	(8)	(16)

Net equity transactions	295,192	(69,781)	(213,803)	224,057	(72,284)	(139,854)	(458,131)	245,028

Net change in contract owners’ equity	339,914	145,230	(236,725)	527,189	(65,920)	1,837	(448,722)	563,024
Contract owners’ equity beginning of period	508,895	363,665	1,338,058	810,869	462,693	460,856	1,033,571	470,547

Contract owners’ equity end of period	$848,809	508,895	1,101,333	1,338,058	396,773	462,693	584,849	1,033,571

CHANGES IN UNITS:
Beginning units	24,274	25,198	48,206	39,160	21,461	29,029	43,741	28,139
Units purchased	14,253	5,394	1,717	14,023	1,546	3,376	878	19,391
Units redeemed	(2,033)	(6,318)	(9,620)	(4,977)	(5,763)	(10,944)	(19,868)	(3,789)

Ending units	36,494	24,274	40,303	48,206	17,244	21,461	24,751	43,741

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVSCV		RVSDL		RTEC		RTEL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	1,655	-	-	-	-	1,303	873
Realized gain (loss) on investments	62,497	151,058	10,801	(488)	30,068	28,716	3,206	17,551
Change in unrealized gain (loss) on investments	(126,372)	37,682	744	(706)	(14,701)	40,012	(3,194)	(1,911)
Reinvested capital gains	88,101	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,226	190,395	11,545	(1,194)	15,367	68,728	1,315	16,513

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,665	35,332	1,499	1,399	5,992	12,188	3,566	3,235
Transfers between funds	(17,191)	(174,357)	(648)	(10,187)	12,637	17,090	13,969	(112,706)
Surrenders (note 6)	(29,408)	(13,887)	(50)	(70)	(23,094)	(3,428)	-	(203)
Death Benefits (note 4)	-	(25,363)	-	-	-	(2,111)	-	-
Net policy repayments (loans) (note 5)	11,965	25,943	1,607	(119)	(309)	(1,608)	(860)	(23,886)
Deductions for surrender charges (note 2d)	(196)	(643)	(49)	(281)	(1,561)	(71)	-	(12)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,455)	(22,733)	(3,434)	(1,786)	(7,050)	(9,584)	(2,297)	(3,790)
Asset charges (note 3)	(1,750)	(1,834)	(146)	(187)	(747)	(883)	(243)	(214)
Adjustments to maintain reserves	-	(10)	2	(2)	(8)	(1)	(10)	4

Net equity transactions	(41,370)	(177,552)	(1,219)	(11,233)	(14,140)	11,592	14,125	(137,572)

Net change in contract owners’ equity	(17,144)	12,843	10,326	(12,427)	1,227	80,320	15,440	(121,059)
Contract owners’ equity beginning of period	517,069	504,226	15,603	28,030	187,748	107,428	42,373	163,432

Contract owners’ equity end of period	$499,925	517,069	25,929	15,603	188,975	187,748	57,813	42,373

CHANGES IN UNITS:
Beginning units	24,932	34,725	2,405	4,192	11,092	8,593	3,031	13,732
Units purchased	812	4,467	1,385	201	943	3,721	1,241	259
Units redeemed	(1,951)	(14,260)	(539)	(1,988)	(1,909)	(1,222)	(242)	(10,960)

Ending units	23,793	24,932	3,251	2,405	10,126	11,092	4,030	3,031

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RTRF		RUTL		RVWDL		HIBF3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	5,141	7,716	-	-	151,541	420,800
Realized gain (loss) on investments	19,249	36,316	40,182	16,494	(2,614)	2,511	(169,815)	114,507
Change in unrealized gain (loss) on investments	(1,198)	5,638	4,994	2,919	(2,496)	(179)	231,367	(109,710)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,051	41,954	50,317	27,129	(5,110)	2,332	213,093	425,597

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,402	10,355	21,843	19,382	1,188	1,431	68,247	177,073
Transfers between funds	3,651	28,765	24,324	(37,278)	705	(3,594)	(6,619,995)	2,352,269
Surrenders (note 6)	(4,544)	(3,058)	(21,254)	(1,033)	-	(6)	(24,202)	(60,829)
Death Benefits (note 4)	-	(36,467)	(806)	(12,681)	-	-	(21,757)	-
Net policy repayments (loans) (note 5)	485	12,793	(3,687)	12,754	(2,511)	(870)	(18,301)	(72,928)
Deductions for surrender charges (note 2d)	(600)	(315)	(332)	(133)	-	-	-	(806)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,234)	(6,328)	(14,107)	(10,678)	(1,062)	(745)	(76,915)	(186,746)
Asset charges (note 3)	(532)	(513)	(1,182)	(1,040)	(93)	(92)	(6,102)	(14,480)
Adjustments to maintain reserves	6	(5)	(18)	14	-	3	(4)	5

Net equity transactions	(366)	5,227	4,781	(30,693)	(1,773)	(3,873)	(6,699,029)	2,193,558

Net change in contract owners’ equity	17,685	47,181	55,098	(3,564)	(6,883)	(1,541)	(6,485,936)	2,619,155
Contract owners’ equity beginning of period	98,025	50,844	182,381	185,945	22,806	24,347	6,485,936	3,866,781

Contract owners’ equity end of period	$115,710	98,025	237,479	182,381	15,923	22,806	-	6,485,936

CHANGES IN UNITS:
Beginning units	4,102	3,205	8,279	9,591	2,211	2,294	387,825	247,253
Units purchased	401	2,599	2,225	925	170	147	4,383	163,127
Units redeemed	(560)	(1,702)	(1,732)	(2,237)	(404)	(230)	(392,208)	(22,555)

Ending units	3,943	4,102	8,772	8,279	1,977	2,211	-	387,825

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		TRF3		GBF3		GVIDA6		GVIDC6
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	71	200	4,788	13,188	4,243	29,860	8,056	65,442
Realized gain (loss) on investments		4,392	183	(34,683)	(49,364)	432,021	87,962	11,597	62,400
Change in unrealized gain (loss) on investments		(4,107)	2,843	42,147	(8,183)	(427,447)	313,127	35,240	(46,600)
Reinvested capital gains		-	-	-	10,308	-	-	-	58,271

Net increase (decrease) in contract owners’ equity resulting from operations		356	3,226	12,252	(34,051)	8,817	430,949	54,893	139,513

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		308	779	14,274	33,676	64,246	147,387	9,218	29,178
Transfers between funds		(15,641)	2,976	(634,103)	(103,773)	(1,944,272)	(42,315)	(3,788,649)	2,665,054
Surrenders (note 6)		(664)	-	(2,207)	(46,342)	(2,492)	(52,058)	(19,305)	(78,719)
Death Benefits (note 4)		-	-	(2,750)	-	-	-	-	-
Net policy repayments (loans) (note 5)		(210)	-	(1,500)	8,233	3,693	3,141	(51,853)	(67,830)
Deductions for surrender charges (note 2d)		(89)	-	(303)	(1,915)	-	(7,544)	(1,783)	(2,787)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(344)	(745)	(13,987)	(62,178)	(40,382)	(128,983)	(45,198)	(103,145)
Asset charges (note 3)		(29)	(62)	(861)	(3,719)	(2,459)	(7,903)	(3,253)	(6,488)
Adjustments to maintain reserves		(6)	4	(3)	(20)	(7)	9	(7)	5

Net equity transactions		(16,675)	2,952	(641,440)	(176,038)	(1,921,673)	(88,266)	(3,900,830)	2,435,268

Net change in contract owners’ equity		(16,319)	6,178	(629,188)	(210,089)	(1,912,856)	342,683	(3,845,937)	2,574,781
Contract owners’ equity beginning of period		16,319	10,141	629,188	839,277	1,912,856	1,570,173	3,845,937	1,271,156

Contract owners’ equity end of period	$	-	16,319	-	629,188	-	1,912,856	-	3,845,937

CHANGES IN UNITS:
Beginning units		945	770	45,542	58,260	105,557	110,200	269,834	93,380
Units purchased		18	228	2,030	3,869	4,161	10,383	1,037	193,930
Units redeemed		(963)	(53)	(47,572)	(16,587)	(109,718)	(15,026)	(270,871)	(17,476)

Ending units		-	945	-	45,542	-	105,557	-	269,834

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIDM6		GVDMA6		GVDMC6		SCGF3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,022	15,596	2,263	16,323	385	3,509	-	-
Realized gain (loss) on investments	176,371	30,273	225,690	22,156	5,286	16,717	5,062	407
Change in unrealized gain (loss) on investments	(168,526)	90,894	(220,347)	137,602	(3,010)	(14,102)	(9,108)	6,684
Reinvested capital gains	-	-	-	-	-	2,714	-	1,234

Net increase (decrease) in contract owners’ equity resulting from operations	9,867	136,763	7,606	176,081	2,661	8,838	(4,046)	8,325

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,604	47,306	26,639	108,675	1,430	14,284	439	1,667
Transfers between funds	(1,007,924)	137,531	(1,024,980)	92,526	(224,277)	43,679	(23,218)	(2,216)
Surrenders (note 6)	(18,849)	(53,539)	(32)	(1,256)	(2)	(36,459)	-	-
Death Benefits (note 4)	-	-	-	(39,986)	-	-	-	-
Net policy repayments (loans) (note 5)	8,905	33,641	953	29,788	1	(1,516)	-	-
Deductions for surrender charges (note 2d)	(990)	(316)	-	(3,481)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(22,775)	(70,951)	(16,683)	(52,417)	(3,880)	(16,530)	(106)	(232)
Asset charges (note 3)	(1,374)	(3,930)	(1,343)	(3,895)	(288)	(1,128)	(36)	(99)
Adjustments to maintain reserves	2	(1)	5	(5)	4	(7)	(7)	4

Net equity transactions	(1,027,401)	89,741	(1,015,441)	129,949	(227,012)	2,323	(22,928)	(876)

Net change in contract owners’ equity	(1,017,534)	226,504	(1,007,835)	306,030	(224,351)	11,161	(26,974)	7,449
Contract owners’ equity beginning of period	1,017,534	791,030	1,007,835	701,805	224,351	213,190	26,974	19,525

Contract owners’ equity end of period	$-	1,017,534	-	1,007,835	-	224,351	-	26,974

CHANGES IN UNITS:
Beginning units	61,262	55,510	57,329	48,851	14,376	15,108	1,421	1,485
Units purchased	1,767	15,416	1,677	13,146	93	708	23	101
Units redeemed	(63,029)	(9,664)	(59,006)	(4,668)	(14,469)	(1,440)	(1,444)	(165)

Ending units	-	61,262	-	57,329	-	14,376	-	1,421

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCVF3		SCF3
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$123	360	57	192
Realized gain (loss) on investments	19,129	222	39,274	1,902
Change in unrealized gain (loss) on investments	(19,867)	12,828	(45,495)	39,126
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(615)	13,410	(6,164)	41,220

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	615	2,228	1,904	5,220
Transfers between funds	(47,180)	(309)	(138,869)	6,983
Surrenders (note 6)	-	-	(20)	(988)
Death Benefits (note 4)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	309	2,142
Deductions for surrender charges (note 2d)	-	-	-	(147)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(219)	(687)	(1,645)	(5,676)
Asset charges (note 3)	(56)	(164)	(193)	(546)
Adjustments to maintain reserves	(1)	8	-	(1)

Net equity transactions	(46,841)	1,076	(138,514)	6,987

Net change in contract owners’ equity	(47,456)	14,486	(144,678)	48,207
Contract owners’ equity beginning of period	47,456	32,970	144,678	96,471

Contract owners’ equity end of period	$-	47,456	-	144,678

CHANGES IN UNITS:
Beginning units	2,181	2,127	6,734	6,329
Units purchased	29	117	104	768
Units redeemed	(2,210)	(63)	(6,838)	(363)

Ending units	-	2,181	-	6,734

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001, and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only policies with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Money Market Fund - Class II (NVMM2)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class II (ACVIG2)

VP Income & Growth Fund - Class III (ACVIG3)

VP Ultra(R) Fund - Class II (ACVU2)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class II (ACVV2)

VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Growth Portfolio - Service Class 2 R (FG2R)

GUGGENHEIM INVESTMENTS

Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Trust - Biotechnology Fund (RBF)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

* At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions were $75,521 and $95,072, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first and second years, and declines in specified percentages each year thereafter. After the ninth year, the charge is 0%. Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,001 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(4) Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1) The death benefit will be the greater of the Specified Amount or minimum required death benefit;

2) The death benefit will be the greater of the Specified Amount plus the cash value as of the date of death, or the minimum required death benefit;

3) The death benefit will be the Specified Amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death) or the minimum required death benefit.

For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s variable cash surrender value plus 100.0% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $3,438,990 and $1,805,534, respectively, and total transfers from the Account to the fixed account were $1,319,459 and $1,155,494, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$45,223,370	$-	$-	$45,223,370

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
Federated NVIT High Income Bond Fund - Class I (HIBF)	$21,621,316	$20,770,611
NVIT Nationwide Fund - Class I (TRF)	39,676	5,475
NVIT Nationwide Fund - Class II (TRF2)	1	372
NVIT Government Bond Fund - Class I (GBF)	955,415	419,077
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,886,734	277,019
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	4,473,264	3,794,924
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,650,083	412,276
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,151,360	121,489
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	322,468	97,753
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	191	54
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	51,248	14,941
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	1	-
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	58,831	573

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	$114	$34
NVIT Multi-Manager Small Company Fund - Class I (SCF)	163,817	34,459
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	3,332	1,431
NVIT Money Market Fund - Class II (NVMM2)	70,631,618	63,364,176
VP Income & Growth Fund - Class II (ACVIG2)	138	369
VP Income & Growth Fund - Class III (ACVIG3)	13,602	29,945
VP Ultra(R) Fund - Class II (ACVU2)	40	1,223
VP Ultra(R) Fund - Class III (ACVU3)	3,713	5,410
VP Value Fund - Class II (ACVV2)	401	4,436
VP Value Fund - Class III (ACVV3)	121,950	76,412
Contrafund(R)Portfolio - Service Class 2 (FC2)	1,191	2,638
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)	84,404	83,073
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	1,141	3,191
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	93,848	72,151
VIP Growth Portfolio - Service Class 2 (FG2)	-	350
VIP Growth Portfolio - Service Class 2 R (FG2R)	43,795	60,793
Variable Fund - Long Short Equity Fund (RSRF)	90,231	110,407
Variable Trust - Banking Fund (RBKF)	443,441	482,000
Variable Trust - Basic Materials Fund (RBMF)	631,230	481,221
Variable Trust - Biotechnology Fund (RBF)	943,374	890,646
Variable Trust - Commodities Strategy Fund (RVCMD)	680,502	655,707
Variable Trust - Consumer Products Fund (RCPF)	2,676,086	2,633,500
Variable Trust - Dow 2x Strategy Fund (RVLDD)	1,517,069	1,197,405
Variable Trust - Electronics Fund (RELF)	423,128	357,390
Variable Trust - Energy Fund (RENF)	1,347,070	1,270,586
Variable Trust - Energy Services Fund (RESF)	432,607	618,364
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	330,260	474,443
Variable Trust - Financial Services Fund (RFSF)	500,869	470,862
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	9,605,067	9,431,095
Variable Trust - Health Care Fund (RHCF)	1,144,661	2,412,894
Variable Trust - Internet Fund (RINF)	556,492	501,336
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	716,211	714,867
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	695,066	858,242
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	60,224	61,930
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	592,609	577,989
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	310,050	326,360
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	454,011	447,123
Variable Trust - Japan 2x Strategy Fund (RLCJ)	360,190	301,782
Variable Trust - Leisure Fund (RLF)	6,128,886	6,143,624
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	1,066,228	1,014,225
Variable Fund - Multi-Hedge Strategies (RVARS)	130,352	74,678
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	3,120,394	2,720,530
Variable Trust - NASDAQ-100(R) Fund (ROF)	3,479,128	3,368,404
Variable Trust - Nova Fund (RNF)	292,219	246,997
Variable Trust - Precious Metals Fund (RPMF)	335,012	383,327
Variable Trust - Real Estate Fund (RREF)	1,491,414	1,493,884
Variable Trust - Retailing Fund (RRF)	9,255,288	9,237,842
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	10,532,645	10,730,102
Variable Trust - S&P 500 2x Strategy Fund (RTF)	3,738,546	3,996,215
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	4,464,831	4,640,176
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	22,298,521	21,943,442
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	1,669,096	1,666,422
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	9,879,914	9,909,445
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	26,182,500	26,640,622
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	1,694,454	1,647,723
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	597,107	598,327
Variable Trust - Technology Fund (RTEC)	223,240	237,372
Variable Trust - Telecommunications Fund (RTEL)	70,196	54,757
Variable Trust - Transportation Fund (RTRF)	297,502	297,874
Variable Trust - Utilities Fund (RUTL)	1,727,869	1,717,928
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	113,573	115,345
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	503,499	7,050,987
NVIT Nationwide Fund - Class III (obsolete) (TRF3)	2,424	19,020
NVIT Government Bond Fund - Class III (obsolete) (GBF3)	17,705	654,353
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)	52,588	1,970,010
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)	143,110	4,035,879
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)	238,749	1,264,130
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)	22,888	1,036,071
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)	1,027	227,659
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)	16,616	39,537
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)	656	47,374
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)	3,824	142,280

Total	$237,676,141	$240,297,366

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

VLI Separate Account-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.00%	57,698	$9.933433	$573,139	1.10%	-0.67%	4/25/2014
NVIT Nationwide Fund - Class I (TRF)
2014	0.00%	3,382	10.989919	37,168	0.78%	9.90%	4/25/2014
NVIT Nationwide Fund - Class II (TRF2)
2013	0.00%	19	19.269516	366	1.00%	30.79%
2012	0.00%	25	14.733251	368	0.31%	13.85%
2011	0.00%	163	12.941261	2,109	0.63%	0.38%
2010	0.00%	497	12.892491	6,408	0.73%	13.22%
NVIT Government Bond Fund - Class I (GBF)
2014	0.00%	35,260	15.629016	551,079	1.63%	4.57%
2013	0.00%	471	14.946132	7,040	1.94%	-4.06%
2012	0.00%	520	15.577849	8,100	0.91%	3.06%
2011	0.00%	1,983	15.115772	29,975	2.95%	7.25%
2010	0.00%	2,122	14.093370	29,906	2.92%	4.78%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.00%	80,884	20.598765	1,666,111	2.02%	4.99%
2013	0.00%	6	19.620592	118	1.66%	27.25%
2012	0.00%	6	15.419338	93	1.57%	15.90%
2011	0.00%	6	13.303663	80	2.02%	-3.93%
2010	0.00%	2	13.848012	28	1.64%	14.63%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.00%	45,961	15.427541	709,065	0.56%	3.89%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.00%	68,553	18.561645	1,272,456	2.15%	5.18%
2013	0.00%	208	17.647318	3,671	1.73%	16.63%
2012	0.00%	208	15.131415	3,147	1.71%	10.81%
2011	0.00%	208	13.655036	2,840	2.13%	-0.04%
2010	0.00%	208	13.660579	2,841	2.09%	10.91%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.00%	54,324	19.889736	1,080,490	2.11%	4.96%
2013	0.00%	1,239	18.950358	23,479	1.67%	22.38%
2012	0.00%	1,362	15.485229	21,091	1.64%	13.76%
2011	0.00%	1,674	13.612197	22,787	2.01%	-2.13%
2010	0.00%	2,061	13.907940	28,664	2.00%	12.83%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.00%	13,104	17.225874	225,728	1.61%	4.74%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.00%	64	25.046269	1,603	0.00%	4.04%
2013	0.00%	66	24.074787	1,589	0.00%	38.94%
2012	0.00%	68	17.326956	1,178	0.00%	14.90%
2011	0.00%	72	15.079522	1,086	0.00%	-4.23%
2010	0.00%	229	15.745451	3,606	0.00%	26.82%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.00%	3,235	11.140821	36,041	0.00%	11.41%	4/25/2014
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2014	0.00%	0	19.943418	0	0.00%	2.54%
2013	0.00%	0	19.449708	0	0.00%	43.95%
2012	0.00%	0	13.511541	0	0.00%	13.09%
2011	0.00%	1	11.947304	12	0.00%	-0.86%
2010	0.00%	1	12.051057	12	0.00%	25.10%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.00%	5,335	10.843497	57,850	0.29%	8.43%	4/25/2014
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	0.00%	44	27.463014	1,208	0.29%	6.77%
2013	0.00%	45	25.722826	1,158	0.63%	40.02%
2012	0.00%	47	18.370475	863	0.55%	20.30%
2011	0.00%	49	15.270004	748	0.30%	-5.45%
2010	0.00%	53	16.150662	856	0.36%	26.47%

(Continued)

VLI Separate Account-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.00%	11,238	$10.520456	$118,229	0.13%	5.20%	4/25/2014
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	0.00%	779	26.386538	20,555	0.00%	0.56%
2013	0.00%	835	26.240569	21,911	0.13%	40.55%
2012	0.00%	993	18.669946	18,539	0.00%	15.23%
2011	0.00%	1,062	16.202810	17,207	0.46%	-5.80%
2010	0.00%	1,097	17.200915	18,869	0.06%	24.98%
NVIT Money Market Fund - Class II (NVMM2)
2014	0.00%	1,876,183	10.000020	18,761,868	0.00%	0.00%
2013	0.00%	1,149,441	10.000020	11,494,433	0.00%	0.00%
2012	0.00%	2,121,430	10.000020	21,214,342	0.00%	0.00%
2011	0.00%	1,885,091	10.000020	18,850,948	0.00%	0.00%
2010	0.00%	1,542,677	10.000013	15,426,790	0.00%	0.00%
VP Income & Growth Fund - Class II (ACVIG2)
2014	0.00%	338	23.780246	8,038	1.78%	12.33%
2013	0.00%	354	21.169760	7,494	1.97%	35.48%
2012	0.00%	380	15.625531	5,938	1.84%	14.46%
2011	0.00%	420	13.651866	5,734	1.30%	2.86%
2010	0.00%	461	13.272724	6,119	1.27%	13.86%
VP Income & Growth Fund - Class III (ACVIG3)
2014	0.00%	10,440	20.097969	209,823	2.01%	12.50%
2013	0.00%	11,563	17.864368	206,566	2.28%	35.82%
2012	0.00%	9,842	13.152948	129,451	2.24%	14.74%
2011	0.00%	8,715	11.462922	99,899	1.46%	3.11%
2010	0.00%	8,820	11.117198	98,054	1.51%	14.15%
VP Ultra(R) Fund - Class II (ACVU2)
2014	0.00%	815	21.874703	17,828	0.23%	9.83%
2013	0.00%	873	19.917277	17,388	0.38%	36.92%
2012	0.00%	1,038	14.546825	15,100	0.00%	13.78%
2011	0.00%	1,070	12.784814	13,680	0.00%	0.86%
2010	0.00%	1,104	12.675540	13,994	0.36%	15.82%
VP Ultra(R) Fund - Class III (ACVU3)
2014	0.00%	4,820	20.499045	98,805	0.37%	10.01%
2013	0.00%	4,924	18.634098	91,754	0.54%	37.02%
2012	0.00%	4,567	13.599982	62,111	0.00%	13.94%
2011	0.00%	4,552	11.936225	54,334	0.00%	1.07%
2010	0.00%	4,687	11.810174	55,354	0.61%	16.10%
VP Value Fund - Class II (ACVV2)
2014	0.00%	1,073	25.325764	27,175	1.41%	12.89%
2013	0.00%	1,255	22.433132	28,154	1.48%	31.48%
2012	0.00%	1,432	17.061833	24,433	1.78%	14.58%
2011	0.00%	1,530	14.891090	22,783	1.86%	0.86%
2010	0.00%	1,598	14.763593	23,592	1.98%	13.04%
VP Value Fund - Class III (ACVV3)
2014	0.00%	26,538	20.868781	553,816	1.52%	13.08%
2013	0.00%	24,837	18.454921	458,365	1.67%	31.73%
2012	0.00%	25,899	14.010110	362,848	1.93%	14.58%
2011	0.00%	23,956	12.227834	292,930	1.95%	1.01%
2010	0.00%	31,918	12.105010	386,368	2.27%	13.42%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2014	0.00%	1,529	28.841323	44,098	0.73%	11.65%
2013	0.00%	1,625	25.830900	41,975	0.83%	30.95%
2012	0.00%	1,870	19.725429	36,887	1.08%	16.14%
2011	0.00%	2,101	16.984118	35,684	0.78%	-2.78%
2010	0.00%	2,204	17.470468	38,505	0.97%	16.93%

(Continued)

VLI Separate Account-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
2014	0.00%	88,805	$23.426288	$2,080,372	0.74%	11.66%
2013	0.00%	91,302	20.979449	1,915,466	0.84%	30.90%
2012	0.00%	102,552	16.027052	1,643,606	1.21%	16.15%
2011	0.00%	36,387	13.798392	502,082	0.56%	-2.79%
2010	0.00%	47,329	14.193940	671,785	0.99%	16.94%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2014	0.00%	1,272	22.190199	28,226	2.52%	8.48%
2013	0.00%	1,419	20.455652	29,027	2.30%	27.83%
2012	0.00%	1,598	16.002642	25,572	2.85%	17.05%
2011	0.00%	1,753	13.671063	23,965	2.29%	0.66%
2010	0.00%	1,824	13.582085	24,774	1.48%	14.92%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2014	0.00%	85,621	18.612368	1,593,610	2.75%	8.45%
2013	0.00%	88,059	17.162591	1,511,321	2.74%	27.79%
2012	0.00%	47,415	13.430088	636,788	3.69%	17.05%
2011	0.00%	22,746	11.473394	260,974	2.00%	0.70%
2010	0.00%	30,689	11.393092	349,643	1.74%	14.90%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	0.00%	410	22.699813	9,307	0.00%	11.01%
2013	0.00%	426	20.447912	8,711	0.05%	36.00%
2012	0.00%	446	15.035268	6,706	0.36%	14.40%
2011	0.00%	469	13.142471	6,164	0.13%	-0.03%
2010	0.00%	498	13.146754	6,547	0.03%	23.86%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2014	0.00%	9,247	21.892386	202,439	0.13%	11.04%
2013	0.00%	10,116	19.715481	199,442	0.22%	35.97%
2012	0.00%	8,571	14.500009	124,280	0.37%	14.41%
2011	0.00%	8,728	12.674215	110,621	0.09%	-0.02%
2010	0.00%	10,462	12.677004	132,627	0.07%	23.86%
Variable Fund - Long Short Equity Fund (RSRF)
2014	0.00%	12,203	17.994878	219,591	0.00%	2.79%
2013	0.00%	13,379	17.505619	234,208	0.00%	17.46%
2012	0.00%	19,305	14.903803	287,718	0.00%	4.43%
2011	0.00%	20,609	14.271377	294,119	0.00%	-6.56%
2010	0.00%	34,144	15.273713	521,506	0.00%	11.21%
Variable Trust - Banking Fund (RBKF)
2014	0.00%	14,742	8.458912	124,701	1.47%	3.42%
2013	0.00%	22,760	8.179281	186,160	1.19%	29.18%
2012	0.00%	34,367	6.331551	217,596	0.12%	24.22%
2011	0.00%	127,578	5.097156	650,285	0.22%	-22.23%
2010	0.00%	22,566	6.554119	147,900	1.42%	13.04%
Variable Trust - Basic Materials Fund (RBMF)
2014	0.00%	15,246	23.769371	362,388	3.38%	-1.81%
2013	0.00%	10,264	24.208688	248,478	0.74%	1.25%
2012	0.00%	11,013	23.909908	263,320	0.00%	10.72%
2011	0.00%	37,125	21.594225	801,686	0.00%	-16.46%
2010	0.00%	22,923	25.848784	592,532	0.68%	26.67%
Variable Trust - Biotechnology Fund (RBF)
2014	0.00%	12,219	41.442496	506,386	0.00%	32.69%
2013	0.00%	10,731	31.231795	335,148	0.00%	54.20%
2012	0.00%	23,283	20.253939	471,572	0.00%	35.98%
2011	0.00%	17,870	14.894667	266,168	0.00%	10.59%
2010	0.00%	247,371	13.468405	3,331,693	0.00%	10.70%

(Continued)

VLI Separate Account-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Commodities Strategy Fund (RVCMD)
2014	0.00%	17,975	$3.620912	$65,086	0.00%	-34.01%
2013	0.00%	13,426	5.486999	73,668	0.00%	-3.21%
2012	0.00%	37,490	5.669065	212,533	0.00%	-1.41%
2011	0.00%	42,577	5.749984	244,817	30.08%	-6.64%
2010	0.00%	74,744	6.159247	460,367	0.00%	8.03%
Variable Trust - Consumer Products Fund (RCPF)
2014	0.00%	10,834	30.650698	332,070	0.49%	12.63%
2013	0.00%	9,966	27.214574	271,220	1.37%	28.25%
2012	0.00%	16,773	21.219762	355,919	0.18%	9.05%
2011	0.00%	19,553	19.459262	380,487	1.23%	13.76%
2010	0.00%	10,556	17.105174	180,562	2.14%	17.28%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2014	0.00%	21,468	23.393562	502,213	0.00%	16.80%
2013	0.00%	12,966	20.028269	259,687	0.00%	62.70%
2012	0.00%	23,178	12.310132	285,324	0.00%	17.15%
2011	0.00%	82,190	10.508449	863,689	0.00%	9.09%
2010	0.00%	25,704	9.632940	247,605	0.48%	24.58%
Variable Trust - Electronics Fund (RELF)
2014	0.00%	15,061	11.496861	173,154	0.00%	23.74%
2013	0.00%	9,463	9.291356	87,924	0.17%	35.05%
2012	0.00%	25,610	6.879831	176,192	0.00%	1.05%
2011	0.00%	29,590	6.808170	201,454	0.00%	-16.49%
2010	0.00%	3,679	8.152184	29,992	0.00%	9.55%
Variable Trust - Energy Fund (RENF)
2014	0.00%	13,210	26.637378	351,880	0.11%	-18.62%
2013	0.00%	12,420	32.733246	406,547	0.19%	23.47%
2012	0.00%	19,775	26.511589	524,267	0.00%	2.40%
2011	0.00%	18,202	25.889512	471,241	0.00%	-5.85%
2010	0.00%	30,699	27.497441	844,144	0.64%	19.05%
Variable Trust - Energy Services Fund (RESF)
2014	0.00%	10,135	21.733877	220,273	0.00%	-29.34%
2013	0.00%	18,182	30.757751	559,237	0.00%	23.89%
2012	0.00%	20,359	24.826814	505,449	0.00%	0.40%
2011	0.00%	31,885	24.726809	788,414	0.00%	-9.29%
2010	0.00%	24,044	27.259863	655,436	0.00%	26.05%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2014	0.00%	14,068	14.146610	199,015	1.55%	-12.49%
2013	0.00%	24,168	16.165885	390,697	0.16%	23.89%
2012	0.00%	22,826	13.048276	297,840	0.71%	21.66%
2011	0.00%	29,606	10.725316	317,534	0.00%	-15.14%
2010	0.00%	74,540	12.638111	942,045	2.23%	-10.78%
Variable Trust - Financial Services Fund (RFSF)
2014	0.00%	9,288	13.497095	125,361	0.52%	12.58%
2013	0.00%	6,991	11.989002	83,815	0.23%	27.55%
2012	0.00%	19,038	9.399117	178,940	0.17%	22.68%
2011	0.00%	6,447	7.661270	49,392	0.06%	-14.92%
2010	0.00%	9,221	9.005133	83,036	2.20%	14.36%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2014	0.00%	17,417	22.557892	392,891	0.72%	34.66%
2013	0.00%	3,430	16.751700	57,458	0.94%	-18.25%
2012	0.00%	22,429	20.492057	459,616	0.73%	3.01%
2011	0.00%	28,718	19.894155	571,320	1.62%	41.48%
2010	0.00%	27,639	14.061067	388,634	2.76%	10.10%

(Continued)

VLI Separate Account-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Health Care Fund (RHCF)
2014	0.00%	22,306	$30.368687	$677,404	0.00%	24.62%
2013	0.00%	75,521	24.369450	1,840,405	0.09%	41.81%
2012	0.00%	24,383	17.184257	419,004	0.00%	17.16%
2011	0.00%	21,352	14.666817	313,166	0.00%	4.69%
2010	0.00%	19,589	14.010098	274,444	0.29%	6.77%
Variable Trust - Internet Fund (RINF)
2014	0.00%	7,800	28.444233	221,865	0.00%	1.96%
2013	0.00%	6,820	27.898313	190,266	0.00%	51.23%
2012	0.00%	13,609	18.447767	251,056	0.00%	19.33%
2011	0.00%	1,745	15.459905	26,978	0.00%	-11.92%
2010	0.00%	7,752	17.552692	136,068	0.00%	20.77%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2014	0.00%	93,655	0.986970	92,435	0.00%	-21.77%
2013	0.00%	107,938	1.261566	136,171	0.00%	-43.89%
2012	0.00%	180,422	2.248235	405,631	0.00%	-22.46%
2011	0.00%	27,584	2.899270	79,973	0.00%	-27.07%
2010	0.00%	68,440	3.975645	272,093	0.00%	-30.29%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2014	0.00%	12,100	3.312560	40,082	0.00%	-24.91%
2013	0.00%	56,016	4.411537	247,117	0.00%	15.26%
2012	0.00%	36,245	3.827474	138,727	0.00%	-6.19%
2011	0.00%	20,404	4.080149	83,251	0.00%	-30.44%
2010	0.00%	37,782	5.865469	221,609	0.00%	-12.81%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2014	0.00%	1,333	2.401335	3,201	0.00%	-11.56%
2013	0.00%	2,125	2.715192	5,770	0.00%	-27.57%
2012	0.00%	2,362	3.748713	8,854	0.00%	-18.36%
2011	0.00%	3,192	4.591736	14,657	0.00%	-7.34%
2010	0.00%	358,241	4.955228	1,775,166	0.00%	-25.29%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2014	0.00%	5,653	2.098742	11,864	0.00%	-18.63%
2013	0.00%	2,502	2.579250	6,453	0.00%	-29.05%
2012	0.00%	11,368	3.635356	41,327	0.00%	-18.64%
2011	0.00%	18,740	4.468460	83,739	0.00%	-10.08%
2010	0.00%	9,042	4.969160	44,931	0.00%	-21.27%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2014	0.00%	9,522	2.224517	21,182	0.00%	-8.85%
2013	0.00%	17,318	2.440447	42,264	0.00%	-30.85%
2012	0.00%	4,792	3.529099	16,911	0.00%	-18.15%
2011	0.00%	16,782	4.311845	72,361	0.00%	-7.61%
2010	0.00%	18,802	4.667230	87,753	0.00%	-27.62%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2014	0.00%	6,335	3.022238	19,146	0.00%	-14.45%
2013	0.00%	5,326	3.532884	18,816	0.00%	-26.52%
2012	0.00%	31,576	4.807686	151,807	0.00%	-16.98%
2011	0.00%	76,141	5.790953	440,929	0.00%	-9.04%
2010	0.00%	83,300	6.366789	530,354	0.00%	-16.96%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2014	0.00%	9,406	14.517635	136,553	0.00%	-15.41%
2013	0.00%	13,833	17.162208	237,405	0.00%	56.00%
2012	0.00%	14,777	11.001571	162,570	0.00%	20.10%
2011	0.00%	6,841	9.159973	62,663	0.00%	-28.94%
2010	0.00%	21,949	12.891151	282,948	0.00%	15.72%

(Continued)

VLI Separate Account-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Leisure Fund (RLF)
2014	0.00%	1,825	$27.237664	$49,709	0.18%	7.49%
2013	0.00%	2,911	25.340454	73,766	0.40%	42.41%
2012	0.00%	12,940	17.794020	230,255	0.00%	21.32%
2011	0.00%	17,836	14.666939	261,600	0.00%	2.45%
2010	0.00%	52,764	14.315965	755,368	0.10%	30.34%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2014	0.00%	14,083	33.304047	469,021	0.00%	11.93%
2013	0.00%	13,127	29.753050	390,568	0.00%	50.23%
2012	0.00%	18,857	19.804613	373,456	0.00%	24.33%
2011	0.00%	57,011	15.929249	908,142	0.00%	-7.59%
2010	0.00%	24,069	17.237806	414,897	0.00%	37.55%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.00%	17,648	10.033676	177,074	0.00%	4.66%
2013	0.00%	11,696	9.586989	112,129	0.00%	1.65%
2012	0.00%	18,628	9.431074	175,682	0.49%	2.23%
2011	0.00%	29,185	9.225774	269,254	0.00%	3.38%
2010	0.00%	12,712	8.924117	113,443	0.00%	6.18%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2014	0.00%	31,357	44.980862	1,410,465	0.00%	36.57%
2013	0.00%	38,819	32.935166	1,278,510	0.00%	80.21%
2012	0.00%	26,311	18.275576	480,849	0.00%	34.12%
2011	0.00%	39,883	13.626011	543,446	0.00%	-0.68%
2010	0.00%	266,759	13.718727	3,659,594	0.00%	36.90%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2014	0.00%	36,762	29.042505	1,067,661	0.00%	17.45%
2013	0.00%	32,566	24.728496	805,308	0.00%	34.62%
2012	0.00%	49,755	18.369274	913,963	0.00%	16.77%
2011	0.00%	39,565	15.731139	622,403	0.00%	2.17%
2010	0.00%	36,327	15.397297	559,338	0.00%	18.48%
Variable Trust - Nova Fund (RNF)
2014	0.00%	12,293	25.742334	316,451	0.08%	18.59%
2013	0.00%	10,234	21.707591	222,155	0.11%	48.99%
2012	0.00%	10,311	14.569879	150,230	0.00%	22.25%
2011	0.00%	13,222	11.918568	157,587	0.04%	-1.17%
2010	0.00%	15,731	12.059271	189,704	0.10%	19.96%
Variable Trust - Precious Metals Fund (RPMF)
2014	0.00%	49,164	7.654869	376,344	0.12%	-17.35%
2013	0.00%	53,785	9.261238	498,116	0.97%	-46.10%
2012	0.00%	68,181	17.182792	1,171,540	0.00%	-4.10%
2011	0.00%	64,737	17.916970	1,159,891	0.09%	-24.16%
2010	0.00%	88,888	23.623650	2,099,859	0.01%	38.08%
Variable Trust - Real Estate Fund (RREF)
2014	0.00%	15,172	22.606870	342,991	1.14%	21.01%
2013	0.00%	15,250	18.682194	284,903	1.31%	3.94%
2012	0.00%	27,391	17.973207	492,304	1.13%	18.34%
2011	0.00%	26,597	15.187279	403,936	1.47%	2.26%
2010	0.00%	41,152	14.851026	611,149	3.30%	24.86%
Variable Trust - Retailing Fund (RRF)
2014	0.00%	3,781	24.703525	93,404	0.00%	8.66%
2013	0.00%	5,332	22.735520	121,226	0.01%	35.80%
2012	0.00%	4,231	16.742288	70,837	0.00%	16.77%
2011	0.00%	53,095	14.337655	761,258	0.00%	5.30%
2010	0.00%	48,818	13.616270	664,719	0.00%	25.14%

(Continued)

VLI Separate Account-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2014	0.00%	17,055	$26.525185	$452,387	0.00%	4.29%
2013	0.00%	25,060	25.434502	637,389	0.00%	58.56%
2012	0.00%	31,226	16.040881	500,893	0.00%	22.10%
2011	0.00%	41,700	13.137311	547,826	0.00%	-12.18%
2010	0.00%	118,795	14.960021	1,777,176	0.00%	37.85%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2014	0.00%	13,654	27.350522	373,444	0.00%	24.65%
2013	0.00%	25,871	21.941163	567,640	0.00%	68.71%
2012	0.00%	56,659	13.005236	736,864	0.00%	29.39%
2011	0.00%	55,118	10.051404	554,013	0.00%	-3.95%
2010	0.00%	148,122	10.464476	1,550,019	0.00%	25.47%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2014	0.00%	53,479	23.145413	1,237,794	0.00%	12.42%
2013	0.00%	70,152	20.588343	1,444,313	0.00%	41.32%
2012	0.00%	43,633	14.568821	635,681	0.00%	13.31%
2011	0.00%	56,176	12.857482	722,282	0.00%	-1.09%
2010	0.00%	83,235	12.998953	1,081,968	0.00%	25.03%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2014	0.00%	36,494	23.258852	848,809	0.38%	10.94%
2013	0.00%	24,274	20.964617	508,895	0.00%	45.26%
2012	0.00%	25,198	14.432288	363,665	0.42%	22.23%
2011	0.00%	37,447	11.807637	442,161	0.02%	-3.17%
2010	0.00%	34,526	12.193922	421,007	0.91%	20.32%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2014	0.00%	40,303	27.326318	1,101,333	0.00%	-1.55%
2013	0.00%	48,206	27.757084	1,338,058	0.00%	34.05%
2012	0.00%	39,160	20.706555	810,869	0.00%	16.05%
2011	0.00%	47,003	17.842303	838,642	0.00%	-0.66%
2010	0.00%	56,274	17.960420	1,010,705	0.00%	32.58%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2014	0.00%	17,244	23.009363	396,773	0.05%	6.72%
2013	0.00%	21,461	21.559732	462,693	0.09%	35.80%
2012	0.00%	29,029	15.875696	460,856	0.00%	16.99%
2011	0.00%	30,218	13.570421	410,071	0.00%	-7.15%
2010	0.00%	26,172	14.615431	382,515	0.78%	20.13%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2014	0.00%	24,751	23.629325	584,849	0.00%	0.00%
2013	0.00%	43,741	23.629331	1,033,571	0.00%	41.30%
2012	0.00%	28,139	16.722244	470,547	0.00%	10.61%
2011	0.00%	48,869	15.118471	738,825	0.00%	3.52%
2010	0.00%	104,953	14.605070	1,532,846	0.00%	25.40%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2014	0.00%	23,793	21.011437	499,925	0.00%	1.31%
2013	0.00%	24,932	20.739157	517,069	0.25%	42.83%
2012	0.00%	34,725	14.520541	504,226	0.00%	20.38%
2011	0.00%	33,392	12.062362	402,786	0.00%	-9.44%
2010	0.00%	38,941	13.320181	518,701	0.00%	25.10%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2014	0.00%	3,251	7.975692	25,929	0.00%	22.93%
2013	0.00%	2,405	6.487935	15,603	0.00%	-2.97%
2012	0.00%	4,192	6.686429	28,030	0.00%	-6.28%
2011	0.00%	21,732	7.134469	155,046	0.00%	-4.26%
2010	0.00%	26,628	7.452053	198,433	0.00%	-4.51%

(Continued)

VLI Separate Account-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Technology Fund (RTEC)
2014	0.00%	10,126	$18.662317	$188,975	0.00%	10.26%
2013	0.00%	11,092	16.926465	187,748	0.00%	35.39%
2012	0.00%	8,593	12.501761	107,428	0.00%	11.98%
2011	0.00%	9,388	11.163839	104,806	0.00%	-9.20%
2010	0.00%	18,535	12.294931	227,887	0.00%	12.03%
Variable Trust - Telecommunications Fund (RTEL)
2014	0.00%	4,030	14.345614	57,813	2.21%	2.62%
2013	0.00%	3,031	13.979933	42,373	1.49%	17.46%
2012	0.00%	13,732	11.901543	163,432	6.12%	4.86%
2011	0.00%	2,356	11.349932	26,740	0.24%	-14.40%
2010	0.00%	11,113	13.259497	147,353	4.28%	14.51%
Variable Trust - Transportation Fund (RTRF)
2014	0.00%	3,943	29.345641	115,710	0.00%	22.80%
2013	0.00%	4,102	23.896979	98,025	0.00%	50.64%
2012	0.00%	3,205	15.863813	50,844	0.00%	17.58%
2011	0.00%	15,370	13.491469	207,364	0.00%	-11.12%
2010	0.00%	21,629	15.179116	328,309	0.00%	24.13%
Variable Trust - Utilities Fund (RUTL)
2014	0.00%	8,772	27.072385	237,479	1.69%	22.89%
2013	0.00%	8,279	22.029324	182,381	4.18%	13.63%
2012	0.00%	9,591	19.387440	185,945	1.49%	1.12%
2011	0.00%	46,975	19.173097	900,656	2.31%	16.29%
2010	0.00%	12,812	16.487660	211,240	3.36%	6.88%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2014	0.00%	1,977	8.054326	15,923	0.00%	-21.91%
2013	0.00%	2,211	10.314740	22,806	0.00%	-2.82%
2012	0.00%	2,294	10.613527	24,347	0.00%	0.78%
2011	0.00%	4,182	10.531252	44,042	0.00%	-3.68%
2010	0.00%	6,738	10.933970	73,673	0.00%	-5.61%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	387,825	16.723873	6,485,936	8.51%	6.94%
2012	0.00%	247,253	15.638966	3,866,781	7.97%	14.71%
2011	0.00%	346,142	13.633689	4,719,192	5.22%	3.81%
2010	0.00%	309,139	13.133739	4,060,151	8.28%	13.16%
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.00%	945	17.268924	16,319	1.62%	31.12%
2012	0.00%	770	13.169915	10,141	0.95%	14.33%
2011	0.00%	4,276	11.519574	49,258	1.30%	0.79%
2010	0.00%	3,699	11.429731	42,279	1.12%	13.47%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.00%	45,542	13.815565	629,188	1.61%	-4.10%
2012	0.00%	58,260	14.405718	839,277	1.32%	3.04%
2011	0.00%	123,671	13.980584	1,728,993	4.09%	7.26%
2010	0.00%	48,843	13.034427	636,641	3.05%	4.79%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.00%	105,557	18.121550	1,912,856	1.68%	27.18%
2012	0.00%	110,200	14.248395	1,570,173	1.58%	15.92%
2011	0.00%	116,346	12.291406	1,430,056	1.86%	-3.94%
2010	0.00%	88,758	12.795118	1,135,669	1.46%	14.57%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.00%	269,834	14.252974	3,845,937	2.71%	4.70%
2012	0.00%	93,380	13.612727	1,271,156	1.40%	5.16%
2011	0.00%	150,326	12.944848	1,945,947	3.00%	2.94%
2010	0.00%	28,819	12.575102	362,402	2.04%	5.93%

(Continued)

VLI Separate Account-6 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.00%	61,262	$16.609540	$1,017,534	1.71%	16.56%
2012	0.00%	55,510	14.250222	791,030	1.68%	10.84%
2011	0.00%	55,775	12.856189	717,054	2.12%	-0.04%
2010	0.00%	39,081	12.861227	502,630	1.99%	10.86%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.00%	57,329	17.579838	1,007,835	1.85%	22.37%
2012	0.00%	48,851	14.366235	701,805	1.79%	13.74%
2011	0.00%	43,904	12.630898	554,547	2.00%	-2.14%
2010	0.00%	51,103	12.907625	659,618	1.86%	12.92%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.00%	14,376	15.605919	224,351	1.63%	10.59%
2012	0.00%	15,108	14.111096	213,190	1.76%	7.96%
2011	0.00%	15,076	13.070245	197,047	2.35%	2.16%
2010	0.00%	16,071	12.793288	205,601	1.60%	8.46%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.00%	1,421	18.982370	26,974	0.00%	44.37%
2012	0.00%	1,485	13.148286	19,525	0.00%	13.38%
2011	0.00%	1,084	11.596954	12,571	0.00%	-0.65%
2010	0.00%	1,105	11.672997	12,899	0.00%	25.41%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.00%	2,181	21.759027	47,456	0.90%	40.38%
2012	0.00%	2,127	15.500637	32,970	1.02%	20.58%
2011	0.00%	1,762	12.855071	22,651	0.41%	-5.16%
2010	0.00%	1,712	13.554789	23,206	0.64%	26.57%
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.00%	6,734	21.484641	144,678	0.16%	40.95%
2012	0.00%	6,329	15.242762	96,471	0.17%	15.48%
2011	0.00%	5,647	13.199640	74,538	0.59%	-5.54%
2010	0.00%	6,657	13.974516	93,028	0.18%	25.35%

2014	Contract owners equity:				$45,225,131
2013	Contract owners equity:				$48,192,651
2012	Contract owners equity:				$48,688,876
2011	Contract owners equity:				$50,069,596
2010	Contract owners equity:				$55,640,187

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.